Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	ENVIRI CORP
Amendment Flag	false
Entity Central Index Key	0002104052
EBP 224
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	ENVIRI CORP
Amendment Flag	false
Entity Central Index Key	0002104052